UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington D.C. 20549

FORM 10‑D

ASSET‑BACKED ISSUER

DISTRIBUTION REPORT PURSUANT TO SECTION 13 OR 15(d) OF

THE SECURITIES EXCHANGE ACT OF 1934

For the monthly distribution period from: August 18, 2015 to September 17, 2015

Commission File Number of issuing entity: 333-197550-02

WFRBS Commercial Mortgage Trust 2014-C25

(Exact name of issuing entity as specified in its charter)

Commission File Number of depositor: 333-197550

RBS Commercial Funding Inc.

(Exact name of depositor as specified in its charter)

Wells Fargo Bank, N.A.
The Royal Bank of Scotland plc
Rialto Mortgage Finance, LLC
Silverpeak Real Estate Finance LLC
Basis Real Estate Capital II, LLC
C-III Commercial Mortgage LLC
Liberty Island Group I LLC

(Exact name of sponsors as specified in their charters)

New York

(State or other jurisdiction of incorporation or organization of the issuing entity)

38-3939281
38-3939282
38-3939283
38-7120321

(I.R.S. Employer Identification No.)

c/o Wells Fargo Bank, N.A.

9062 Old Annapolis Road

Columbia, MD 21045

(Address of principal executive offices of the issuing entity) (Zip Code)

(410) 884‑2000

(Telephone number, including area code)

Not Applicable

(Former name, former address, if changed since last report)

Registered/reporting pursuant to (check one)
Title of Class	Section 12(b)	Section 12(g)	Section 15(d)	Name of Exchange (If Section 12(b))

A‑1			X
A‑2			X
A‑3			X
A‑4			X
A‑5			X
A‑SB			X
A‑S			X
B			X
C			X
PEX			X
X‑A			X
X‑B			X

Indicate by check mark whether the registrant (1) has filed all reports required to be filed by Section 13 or 15(d) of the Securities Exchange Act of 1934 during the preceding 12 months (or for such shorter period that the registrant was required to file such reports), and (2) has been subject to such filing requirements for the past 90 days. Yes   X   No

Part I - DISTRIBUTION INFORMATION

Item 1.Distribution and Pool Performance Information

On September 17, 2015 a distribution was made to holders of the certificates issued by WFRBS Commercial Mortgage Trust 2014-C25.

The distribution report is attached as an Exhibit to this Form 10-D, please see Item 9(b), Exhibit 99.1 for the related information.

No assets securitized by RBS Commercial Funding Inc. (the "Depositor") and held by WFRBS Commercial Mortgage Trust 2014-C25 were the subject of a demand to repurchase or replace for breach of the representations and warranties contained in the underlying transaction documents during the monthly distribution period from August 18, 2015 to September 17, 2015 and there is no repurchase activity to report for that period.

The Depositor filed its latest Form ABS-15G on February 11, 2015. The CIK number for the Depositor is 0001112998.

Wells Fargo Bank, N.A. ("Wells Fargo"), one of the sponsors and mortgage loan sellers, most recently filed a Form ABS-15G on August 13, 2015. The CIK number for Wells Fargo is 0000740906.

The Royal Bank of Scotland plc ("RBS plc"), one of the sponsors and mortgage loan sellers, most recently filed a Form ABS-15G on February 10, 2015. The CIK number for RBS plc is 0000729153.

Rialto Mortgage Finance, LLC (“Rialto”), one of the sponsors and mortgage loan sellers, most recently filed a Form ABS-15G on February 6, 2015. The CIK number for Rialto is 0001592182.

Silverpeak Real Estate Finance LLC (“Silverpeak”), one of the sponsors and mortgage loan sellers, most recently filed a Form ABS-15G on February 9, 2015. The CIK number for Silverpeak is 0001624053.

Basis Real Estate Capital II, LLC ("Basis"), one of the sponsors and mortgage loan sellers, most recently filed a Form ABS-15G on February 12, 2015. The CIK number for Basis is 0001542105.

C-III Commercial Mortgage LLC ("C-III"), one of the sponsors and mortgage loan sellers, most recently filed a Form ABS-15G on January 16, 2015. The CIK number for C-III is 0001541214.

Liberty Island Group I LLC ("Liberty"), one of the sponsors and mortgage loan sellers, most recently filed a Form ABS-15G on February 12, 2015. The CIK number for Liberty is 0001555501.

Part II - OTHER INFORMATION

Item 6. Significant Obligors of Pool Assets.

The St. Johns Town Center mortgage loan constitutes a significant obligor within the meaning of Item 1101(k)(2) of Regulation AB as disclosed in the Prospectus Supplement filed with the SEC on December 12, 2014. In accordance with Item 1112(b) of Regulation AB, the most recent unaudited net operating income of the significant obligor was $16,921,070.00, which represents a year-to-date figure for the period of January 1, 2015 through June 30, 2015.

The Colorado Mills mortgage loan constitutes a significant obligor within the meaning of Item 1101(k)(2) of Regulation AB as disclosed in the Prospectus Supplement filed with the SEC on December 12, 2014. In accordance with Item 1112(b) of Regulation AB, the most recent unaudited net operating income of the significant obligor was $8,373,890.00, which represents a year-to-date figure for the period of January 1, 2015 through June 30, 2015.

Item 9. Exhibits. (a) The following is a list of documents filed as part of this Report on Form 10-D:
(99.1)	Monthly report distributed to holders of the certificates issued by WFRBS Commercial Mortgage Trust 2014-C25, relating to the September 17, 2015 distribution.

(b) The exhibits required to be filed by the Registrant pursuant to this Form are listed above and in the Exhibit Index that immediately follows the signature page hereof.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934, the registrant has duly caused this report to be signed on its behalf by the undersigned thereunto duly authorized.

RBS Commercial Funding Inc.

(Depositor)

/s/ Thomas Conway

Thomas Conway, Director

Date: September 30, 2015

EXHIBIT INDEX
Exhibit Number	Description

EX‑99.1	Monthly report distributed to holders of the certificates issued by WFRBS Commercial Mortgage Trust 2014-C25, relating to the September 17, 2015 distribution.